Debt (Tables)	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The detail of long-term debt at September 30 for the year indicated is as follows:

	2014	2013
Private Placement, fixed interest rates ranging from 5.2% to 6.6%, due 2014 to 2017	$900.0	$1,040.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	600.0
Senior Notes, fixed interest rate of 4.7%, due 2022, net of discount	498.9	498.8
Total long-term debt, including current maturities	1,998.9	2,138.8
Less current portion	230.0	140.0
Total long-term debt	$1,768.9	$1,998.8